Schedule of (Benefit) Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Income Tax Disclosure [Abstract]
Federal
State	(3,334,000)	(2,412,000)
Foreign
Total (benefit from) provision for income taxes	$ (3,334,000)	$ (2,412,000)